Commitments and Contingent Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
2019	$ 164	$ 545
2020	627	544
2021	619	553
2022	568	562
2023	439	438
And Thereafter
Total lease payments	2,417	$ 2,642
Less: imputed interest	(512)
Present value of future lease payments	1,905
Less: current maturities of operating leases	(612)
Non-current operating leases	$ 1,293
Weighted-average remaining lease term (in years)	3 years 3 months 15 days
Weighted-average discount rate	1250.00%